Lease - Summary of the Finance Lease as a Finance Lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	₩ 1,199,255	₩ 1,367,825
Present value of minimum lease payments	889,953	919,658
Present value of Non-guaranteed residual value	232,047	349,478
Net lease investment	1,122,000	1,269,136
Unearned interest income	77,255	98,689
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	2,723,597	3,016,175
Up to 1 year
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	509,316	559,569
Present value of minimum lease payments	363,085	379,439
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	919,299	918,640
1~5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	679,773	808,256
Present value of minimum lease payments	516,701	540,219
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	1,576,352	1,797,551
Over 5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	10,166	0
Present value of minimum lease payments	10,167	0
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	₩ 227,946	₩ 299,984